SCHEDULE OF UNITED STATES AND FOREIGN INCOME LOSS BEFORE INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Income (loss) before tax	$ (1,970,199)	$ 2,212,306
Peoples Republicof China [Member]
Operating Loss Carryforwards [Line Items]
Income (loss) before tax	(766,083)	3,109,080
Seychelles And Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Income (loss) before tax	(19)	(444)
UNITED STATES
Operating Loss Carryforwards [Line Items]
Income (loss) before tax	$ (1,204,097)	$ (896,330)